Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss), NTT CDBP (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Pension and Other Postretirement Benefits Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Actuarial gains (losses), net	¥ (43,242)	¥ (42,262)
Prior service cost, net	10,583	12,611
Total	(33,469)	(30,586)
NTT CDBP
Schedule of Pension and Other Postretirement Benefits Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Actuarial gains (losses), net	(19,132)	(18,002)
Prior service cost, net	712	1,069
Total	¥ (18,420)	¥ (16,933)